Stock-Based Compensation - Stock options (Details) - 2015 Plan - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	May 31, 2016	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 24, 2017	Dec. 29, 2015
Stock Based Compensation
Vesting period				4 years
Number of shares reserved for issuance under the plan							373,422	311,185
Number of Shares
Outstanding at the beginning			2,056,891	506,586	189,189
Granted			247,275	1,570,136	317,397
Exercised			(53,963)	(5,599)
Forfeitures			(1,250)	(14,232)
Outstanding at the end	2,056,891		2,248,953	2,056,891	506,586	189,189
Vested and expected to vest at the end	2,056,891		2,248,953	2,056,891
Exercisable at the end	242,079		450,866	242,079
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)			$ 4.74	$ 0.94	$ 0.48
Granted (in dollars per share)			18.18	5.92	1.21
Exercised (in dollars per share)			1.20	0.84
Forfeitures (in dollars per share)			7.63	1.11
Outstanding at the end (in dollars per share)	$ 4.74		6.30	4.74	$ 0.94	$ 0.48
Vested and expected to vest at the end (in dollars per share)	4.74		6.30	4.74
Exercisable at the end (in dollars per share)	$ 0.88		$ 1.15	$ 0.88
Weighted Average Remaining Contractual Life (Years) And Aggregate Intrinsic Value
Outstanding (in years)	9 years 4 months 24 days		9 years 1 month 6 days	9 years 4 months 24 days	9 years	8 years 7 months 6 days
Granted (in years)			10 years	9 years 10 months 24 days
Vested and expected to vest at the end (in years)				9 years 4 months 24 days
Exercisable at the end (in years)				7 years 10 months 24 days
Outstanding at the beginning (in dollars)			$ 5,946,000	$ 137,000	$ 137,000
Granted (in dollars)				2,684,000
Outstanding at the end (in dollars)	$ 5,946,000		55,305,000	5,946,000	$ 137,000	$ 137,000
Vested and expected to vest at the end (in dollars)	5,946,000		55,305,000	5,946,000
Exercisable at the end (in dollars)	$ 1,634,000		$ 12,335,000	$ 1,634,000
Weighted average grant date fair value per share of stock options granted			$ 11.48	$ 3.80	$ 0.80
Aggregate intrinsic value of stock options exercised			$ 1,600,000	$ 38,000	$ 0
Option to purchase common stock
Weighted Average Remaining Contractual Life (Years) And Aggregate Intrinsic Value
Aggregate grant date fair value				$ 157,000
Restricted Common Stock
Stock Based Compensation
Vesting period		4 years
Weighted Average Remaining Contractual Life (Years) And Aggregate Intrinsic Value
Aggregate grant date fair value					$ 29,000